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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                                                                001-11747
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                                                                SEC FILE NUMBER


                                                                045084-10-0
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                                                                CUSIP NUMBER
                                  (Check One):

            [X] Form 10-K and Form 10-KSB [_] Form 20-F [_] Form 11-K
                  [_] Form 10-Q and Form 10-QSB [_] Form N-SAR
                       For Period Ended: December 31, 2001

                       [_] Transition Report on Form 10-K
                       [_] Transition Report on Form 20-F
                       [_] Transition Report on Form 11-K
                       [_] Transition Report on Form 10-Q
                       [_] Transition Report on Form N-SAR
                       For the Transition Period Ended: N/A
                                                        ---

  Read Attached Instruction Sheet Before Preparing Form. Please Print or Type.

       Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

       If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Part III, Items 10, 11,
                                                        -----------------------
12 and 13
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Part I - Registrant Information

Full name of Registrant: The Ashton Technology Group, Inc.

Former Name if Applicable:  N/A

Address of Principal Executive Office (Street and Number): 1835 Market Street, Suite 420

City, State and Zip Code:  Philadelphia, Pennsylvania 19103

Part II - Rules 12b-25 (b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[X]     (a)   The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X]     (b)   The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[_]    (c)    The accountant's statement or other exhibit required by Rule
              12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why Form 10-K, Form 10-KSB, 20-F, 11-K, 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

       The Registrant is unable to file timely its Form 10-K/A containing the information required by Part III, Items 10, 11, 12 and 13 for the period ended March 31, 2002 without unreasonable effort and expense. The Registrant intended to include the Part III information in Registrant's proxy statement filed within 120 days of the end of the fiscal year. Although it was anticipated at the time of the 10-K filing that the definitive proxy statement could be filed

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within the 120 day period, it was subsequently determined that a preliminary proxy was required. Because the Registrant was unable to file a definitive proxy statement by the due date, a form 10-K/A was required. Because of administrative difficulties in assembling the form 10-K/A, the form 10-K/A required an additional day of preparation. The Registrant expects to file its Form 10-K/A containing the information required by Part III, Items 10, 11, 12 and 13 for the period ended March 31, 2002 within 15 calendar days following the prescribed due date.

Part IV - Other Information

(1) Name and telephone number of person to contact in regard to this notification

       William Uchimoto                 (215)                    785-3305
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            (Name)                   (Area Code)             (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                 [X] Yes  [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 [_] Yes  [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                        The Ashton Technology Group, Inc.
                  (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  July 30, 2002                    By: /s/ Robert J. Warshaw
                                            -----------------------------
                                            Name: Robert J. Warshaw
                                            Title: Chief Executive Officer

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